Securitisations and Covered Bonds	6 Months Ended
Jun. 30, 2018
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Securitisations and Covered Bonds

12. SECURITISATIONS AND COVERED BONDS

a) Securitisations

The gross assets securitised at 30 June 2018 and 31 December 2017 under the structures described below were:

	Gross assets securitised
	30 June 2018 £m	31 December 2017 £m
Master trust structures:
– Holmes	3,788	4,299
– Fosse	5,167	5,732
– Langton	3,433	3,893

	12,388	13,924

Other securitisation structures:
– Motor	1,146	1,318
– Auto ABS UK Loans	1,480	1,498

	2,626	2,816

Total	15,014	16,740

i) Master trust structures

Holmes

During the period, there were £1.0bn of external issuances from Holmes Master Issuer plc (H117: £nil) and no external redemptions of mortgage-backed securities (H117: £0.7bn equivalent).

Fosse

During the period, there were no external issuances from Fosse Master Issuer plc (H117: £nil). External mortgage-backed notes totalling £0.4bn (H117: £0.7bn) equivalent were redeemed during the period.

Langton

During the period, there were no external issuances from the Langton issuing companies (H117: £nil) and no external redemptions of mortgage-backed notes (H117: £nil).

ii) Other securitisation structures

Motor

During the period, there were no external issuances from the Motor issuing companies (H117: £nil) and no external redemptions of asset-backed notes (H117: £0.2bn equivalent).

Auto ABS UK Loans

During the period, there were no external issuances from Auto ABS UK Loans (H117: £0.5bn) and no external redemptions of asset-backed notes (H117: £0.7bn).

b) Covered bonds

During the period, there were £2.4bn of external issuances from the covered bond programme (H117: £1.0bn). External mortgage-backed notes totalling £1.9bn (H117: £1.8bn) equivalent were redeemed during the period.